Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Assets, Current [Abstract]
Cash and cash equivalents		$ 321,065,000	$ 570,000
Restricted cash		47,805,000	0
Accounts receivable		83,634,000	59,829,000
Commissions receivable-current		51,209,000	36,108,000
Other current assets		10,121,000	6,450,000
Total current assets		513,834,000	102,957,000
COMMISSIONS RECEIVABLE—Net		461,752,000	279,489,000
PROPERTY AND EQUIPMENT—Net		22,150,000
PROPERTY AND EQUIPMENT—Net		22,150,000	13,759,000
OPERATING LEASE RIGHT-OF-USE ASSETS		0
SOFTWARE—Net		8,399,000	4,895,000
INTANGIBLE ASSETS—Net		19,673,000	218,000
Goodwill		46,577,000	5,364,000
OTHER ASSETS		1,408,000	258,000
TOTAL ASSETS		1,073,793,000	406,940,000
Liabilities, Current [Abstract]
Accounts payable		22,891,000	7,634,000
Accrued expenses		14,936,000	6,015,000
Accrued compensation and benefits		22,228,000	12,566,000
Non-recourse debt—current		0	3,920,000
Operating lease liabilities—current		0
Earnout liability		30,812,000	0
Other current liabilities		4,944,000	3,087,000
Total current liabilities		95,811,000	33,222,000
DEBT		311,814,000
Other Long-term Debt, Noncurrent		311,814,000	11,032,000
Secured Long-term Debt, Noncurrent		0	10,615,000
DEFERRED INCOME TAXES		105,844,000	81,252,000
OPERATING LEASE LIABILITIES		0
OTHER LIABILITIES		14,635,000	7,567,000
Total liabilities		528,104,000	143,688,000
Commitments and Contingencies
TEMPORARY EQUITY:
Total temporary equity		0	797,000
Equity [Abstract]
Common Stock, Value, Issued		1,622,000	906,000
Additional Paid in Capital		548,113,000	138,378,000
Treasury stock—No treasury shares as of June 30, 2020, and 4,041,223 shares at cost as of June 30, 2019		0	(77,275,000)
Retained Earnings (Accumulated Deficit)		(2,792,000)	200,446,000
Accumulated Other Comprehensive Income (Loss), Net of Tax		(1,254,000)	0
Stockholders' Equity Attributable to Parent, Total		545,689,000	262,455,000
Liabilities and Equity, Total		$ 1,073,793,000	$ 406,940,000
Common stock, par value, (dollars per share)		$ 0.01	$ 0.01
Common stock, shares authorized (in shares)		700,000,000	184,000,000
Common stock, shares issued (in shares)		162,190,730	90,619,204
Common stock, shares outstanding (in shares)		162,190,730	87,097,912
Treasury stock (in shares)		0	4,041,223
Redeemable Convertible Preferred Stock Class A
TEMPORARY EQUITY:
Total temporary equity		$ 0	$ 171,000
Equity [Abstract]
Temporary equity, shares authorized (in shares)			1,137,235
Temporary equity, shares outstanding (in shares)		0	847,776
Temporary equity, shares issued (in shares)		0	1,137,235,000
Temporary equity, liquidation preference			$ 127
Temporary equity, par value (in dollars per share)		$ 0.01	$ 0.01
Redeemable Convertible Preferred Stock Class B
TEMPORARY EQUITY:
Total temporary equity		$ 0	$ 501,000
Equity [Abstract]
Temporary equity, shares authorized (in shares)			821,690
Temporary equity, shares outstanding (in shares)		0	609,774
Temporary equity, shares issued (in shares)		0	821,690,000
Temporary equity, liquidation preference			$ 372
Temporary equity, par value (in dollars per share)		$ 0.01	$ 0.01
Preferred Class C
TEMPORARY EQUITY:
Total temporary equity		$ 0	$ 85,000
Equity [Abstract]
Temporary equity, shares authorized (in shares)			69,925
Temporary equity, shares outstanding (in shares)		0	51,369
Temporary equity, shares issued (in shares)		0	69,925
Temporary equity, liquidation preference			$ 63
Temporary equity, par value (in dollars per share)		$ 0.01	$ 0.01
Preferred Class D
TEMPORARY EQUITY:
Total temporary equity		$ 0	$ 40,000
Equity [Abstract]
Temporary equity, shares authorized (in shares)			4,000,000
Temporary equity, shares outstanding (in shares)		0	4,000,000
Temporary equity, shares issued (in shares)		0	4,000,000
Temporary equity, liquidation preference			$ 127,244
Temporary equity, par value (in dollars per share)		$ 0.01	$ 0.01